Taxation - NOL (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		25.00%	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring in 2019	¥ 8,004,215
Loss expiring in 2020	186,827
Loss expiring in 2021	1,335,168
Loss expiring in 2022	3,007,243
Loss expiring in 2023	5,950,981
Operating Loss Carryforwards, Total	¥ 18,484,434
State Administration of Taxation, China [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	5 years
Tax Authorities In Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	¥ 2,497,854
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	2,139,756
Loss expiring in sixteen years	24,513
Loss expiring in seventeen years	248,151
Loss expiring in eighteen years	¥ 869,914